Subsequent events - Additional Information (Detail) - Apr. 22, 2025 ¥ in Billions, $ in Billions	USD ($)	JPY (¥)
Subsequent event [Member] | Macquarie Management Holdings [Member]
Subsequent Event [Line Items]
Acquisition consideration	$ 1.8	¥ 261.2